Notes Receivable, Net - Schedule of Notes Receivable and the Allowance for Credit Losses (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Notes Receivable and the Allowance for Credit Losses [Abstract]
Notes receivable			¥ 25,592
Less: allowance for credit losses
Notes receivable, net			¥ 25,592